Nature of the Business and Basis of Presentation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Feb. 07, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 30, 2023
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity incorporation date		Jun. 01, 2015		Jun. 01, 2015
Reduction in workforce, Percent		84.00%
Net loss		$ (29,170)	$ (22,950)	$ (76,462)	$ (71,136)
Accumulated deficit		$ (431,199)		$ (402,029)	$ (325,567)
Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Reduction in workforce, Percent	84.00%
Severance and related cost	$ 5,400
Common Stock [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Share Price						$ 1